Financial Instruments - Significant Unobservable Inputs (Details) - Internal Models with Significant Unobservable Inputs (Level 3) $ in Thousands	12 Months Ended
Dec. 31, 2020 MXN ($)
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	$ 33,775,451
Included in other comprehensive income	(16,387,752)
Warrants exercised for common stock of UHI	$ (17,387,699)